Pension Plans and Other Postretirement Benefits (Fair Value Of The Pension And Postretirement Benefit Plans Assets By Asset Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 164,732	$ 129,086	$ 112,143
U.S. Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	164,732	129,086
U.S. Pension Benefits [Member] | Fair Value [Member] | Common Collective Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,479	11,898
U.S. Pension Benefits [Member] | Fair Value [Member] | Money Market Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,792	3,367
U.S. Pension Benefits [Member] | Fair Value [Member] | Mutual Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,521	8,090
U.S. Pension Benefits [Member] | Fair Value [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,743	3,198
U.S. Pension Benefits [Member] | Fair Value [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,213	442
U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	148,040	116,746
U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member] | Common Collective Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member] | Money Market Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,792	3,367
U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member] | Mutual Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,521	8,090
U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,743	3,198
U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,692	12,340
U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member] | Common Collective Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,479	11,898
U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member] | Money Market Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member] | Mutual Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,213	442
U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member] | Common Collective Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member] | Money Market Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member] | Mutual Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,272	25,903	26,623
U.S. Postretirement Benefits [Member] | Fair Value [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,272	25,903
U.S. Postretirement Benefits [Member] | Fair Value, Level 1 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. Postretirement Benefits [Member] | Fair Value, Level 2 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,272	25,903
U.S. Postretirement Benefits [Member] | Fair Value, Level 3 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126,392	108,177	103,364
Foreign Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126,392	108,177
Foreign Pension Benefits [Member] | Fair Value [Member] | Mutual Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52	0
Foreign Pension Benefits [Member] | Fair Value [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	559	297
Foreign Pension Benefits [Member] | Fair Value [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,725	9,788
Foreign Pension Benefits [Member] | Fair Value [Member] | Debt Securities - Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37,266	16,715
Foreign Pension Benefits [Member] | Fair Value [Member] | Debt Securities - Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,338	20,222
Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	97,386	81,226
Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Mutual Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52	0
Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	559	297
Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Debt Securities - Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37,266	16,715
Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Debt Securities - Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,338	20,222
Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,006	26,951
Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Mutual Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,725	9,788
Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Debt Securities - Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Debt Securities - Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Mutual Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Debt Securities - Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Debt Securities - Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Securities - U.S. Companies [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	888	825
Equity Securities - U.S. Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Securities - U.S. Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	888	825
Equity Securities - U.S. Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Securities - International Companies [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,908	8,735
Equity Securities - International Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Securities - International Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,908	8,735
Equity Securities - International Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities - Corporate [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	693	690
Debt Securities - Corporate [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities - Corporate [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	693	690
Debt Securities - Corporate [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities - Government [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	901	779
Debt Securities - Government [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities - Government [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	901	779
Debt Securities - Government [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Money Market Instruments [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1,635
Money Market Instruments [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Money Market Instruments [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1,635
Money Market Instruments [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	482	333
Cash and Cash Equivalents [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	482	333
Cash and Cash Equivalents [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Property [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,409	4,166
Property [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Property [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,409	4,166
Property [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Pooled Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
US Companies [Member] | U.S. Pension Benefits [Member] | Fair Value [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	114,491	89,659
US Companies [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	114,491	89,659
US Companies [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
US Companies [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
US Companies [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,927	5,833
US Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,927	5,833
US Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
US Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International Companies [Member] | U.S. Pension Benefits [Member] | Fair Value [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,018	11,234
International Companies [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,018	11,234
International Companies [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International Companies [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International Companies [Member] | Foreign Pension Benefits [Member] | Fair Value [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48,244	38,159
International Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48,244	38,159
International Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International Companies [Member] | Foreign Pension Benefits [Member] | Fair Value, Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate Investment Trusts [Member] | U.S. Pension Benefits [Member] | Fair Value [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,475	1,198
Real Estate Investment Trusts [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,475	1,198
Real Estate Investment Trusts [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate Investment Trusts [Member] | U.S. Pension Benefits [Member] | Fair Value, Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0